UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22648

Aspiriant Global Equity Trust
(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025
 (Address of principal executive offices) (Zip code)

Robert J. Francais
Aspiriant Global Equity Trust
11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025
(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 806-4000

Date of fiscal year end: Feb 28

Date of reporting period: November 30, 2014

Item 1.  Schedule of Investments.

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK – 83.9%
	AUSTRALIA – 2.1%
24,102	Acrux Ltd.	$26,186
5,900	Ainsworth Game Technology Ltd.	11,237
65,083	Alumina Ltd.*	92,287
19,842	AMP Ltd.	95,089
5,363	APA Group	35,880
7,886	Asciano Ltd.	39,401
350	ASX Ltd.	10,715
12,070	Australia & New Zealand Banking Group Ltd.	327,546
6,513	Bank of Queensland Ltd.	68,157
90,716	BC Iron Ltd.	42,406
24,571	Beach Energy Ltd.	21,364
14,129	BHP Billiton Ltd. - ADR	366,536
9,724	Boral Ltd.	40,424
20,193	Cabcharge Australia Ltd.	81,883
5,686	Caltex Australia Ltd.	146,138
2,689	Commonwealth Bank of Australia	184,510
883	Computershare Ltd.	8,666
1,295	CSL Ltd.	90,870
5,048	Dexus Property Group - REIT	30,516
11,736	Downer EDI Ltd.	42,891
13,375	Echo Entertainment Group Ltd.	41,717
147,745	Fairfax Media Ltd.	92,824
4,791	Federation Centres Ltd. - REIT	11,279
9,542	Goodman Group - REIT	44,207
9,203	GPT Group - REIT	32,412
5,771	GUD Holdings Ltd.	35,026
17,173	Harvey Norman Holdings Ltd.	53,892
2,270	iiNET Ltd.	15,554
24,801	Insurance Australia Group Ltd.	134,385
5,072	Investa Office Fund - REIT	15,226
3,762	Leighton Holdings Ltd.	64,389
16,866	Lend Lease Group	219,826
4,713	Macquarie Group Ltd.	233,905
20,198	Mirvac Group - REIT	30,133
87,144	Mount Gibson Iron Ltd.	30,416
8,051	National Australia Bank Ltd.	223,130
5,274	Newcrest Mining Ltd.*	45,767
5,923	Novion Property Group - REIT	10,727
82,568	NRW Holdings Ltd.	28,795
1,858	Premier Investments Ltd.	16,023
275,560	Qantas Airways Ltd.*	449,802
719	Ramsay Health Care Ltd.	33,106
1,905	Rio Tinto Ltd.	95,502
25,068	Scentre Group - REIT*	73,873

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	AUSTRALIA (Continued)
68,514	Sigma Pharmaceuticals Ltd.	$42,774
1,282	Sirtex Medical Ltd.	28,984
9,862	Sonic Healthcare Ltd.	146,374
12,704	Stockland - REIT	44,480
54,531	Tabcorp Holdings Ltd.	189,426
135,174	Telstra Corp. Ltd.	654,387
8,741	Toll Holdings Ltd.	41,875
30,283	TPG Telecom Ltd.	190,918
9,438	Westfield Corp. - REIT	66,494
4,157	Westpac Banking Corp.	115,092
4,269	Woodside Petroleum Ltd.	129,794
2,477	Woolworths Ltd.	65,483
		5,510,699
	AUSTRIA – 0.0%
499	Buwog A.G.	9,422
814	CA Immobilien Anlagen A.G.*	16,016
506	Conwert Immobilien Invest S.E.	6,119
1,734	Oesterreichische Post A.G.	84,320
		115,877
	BELGIUM – 0.6%
145	Ackermans & Van Haaren N.V.	17,808
215	Befimmo S.A. - REIT*	16,464
29,862	Belgacom S.A.	1,179,742
6,756	bpost S.A.	175,359
184	Cofinimmo - REIT*	21,469
246	Groupe Bruxelles Lambert S.A.	22,272
721	KBC Ancora*	23,872
27,092	Nyrstar N.V.*	91,372
660	Solvay S.A.	90,713
121	Warehouses De Pauw SCA - REIT	8,636
		1,647,707
	BERMUDA – 1.8%
1,592	African Minerals Ltd.*	249
700	Aspen Insurance Holdings Ltd.	30,961
2,500	Assured Guaranty Ltd.	63,900
4,300	Axis Capital Holdings Ltd.	215,215
900	Bunge Ltd.	81,693
35,525	BW Offshore Ltd.	36,993
1,000	Cheung Kong Infrastructure Holdings Ltd.	7,401
1,100	Endurance Specialty Holdings Ltd.	64,878
1,007	Energy XXI Bermuda Ltd.1 2	4,038
3,900	Everest Re Group Ltd.	684,021

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	BERMUDA (Continued)
4,000	First Pacific Co., Ltd.	$4,215
1,852,000	GOME Electrical Appliances Holding Ltd.[2]	271,519
5,144	Gulf Keystone Petroleum Ltd.*	5,209
39,000	GuocoLeisure Ltd.	27,962
16,000	Luk Fook Holdings International Ltd.	52,566
67,300	Marvell Technology Group Ltd.	963,736
3,000	NWS Holdings Ltd.	5,550
5,500	Orient Overseas International Ltd.	33,013
10,200	PartnerRe Ltd.	1,188,402
2,343	Petra Diamonds Ltd.*	7,233
600	Platinum Underwriters Holdings Ltd.	44,502
120,000	Playmates Toys Ltd.	27,292
1,200	Signet Jewelers Ltd.	157,152
17,000	Silverlake Axis Ltd.	16,892
14,000	SmarTone Telecommunications Holdings Ltd.	20,706
156,000	Yue Yuen Industrial Holdings Ltd.	557,228
		4,572,526
	BRAZIL – 1.9%
55,500	AMBEV S.A. - ADR	363,525
58,500	CCR S.A.	402,568
5,100	Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	214,761
15,200	Cia de Saneamento Basico do Estado de Sao Paulo - ADR[2]	112,480
64,945	Cia Energetica de Minas Gerais - ADR	358,496
4,280	Cielo S.A.	73,340
36,000	CPFL Energia S.A.	276,648
23,000	Duratex S.A.	75,236
37,300	EcoRodovias Infraestrutura e Logistica S.A.	159,970
35,500	EDP - Energias do Brasil S.A.	139,794
22,700	Gerdau S.A. - ADR	94,659
32,395	Localiza Rent a Car S.A.	442,063
1,800	Lojas Renner S.A.*	53,793
21,100	Natura Cosmeticos S.A.	290,152
60,700	Odontoprev S.A.	228,378
25,100	Qualicorp S.A.*	272,055
26,200	Souza Cruz S.A.	209,408
16,600	Telefonica Brasil S.A. - ADR	341,296
1,600	Tim Participacoes S.A. - ADR	38,960
3,400	Totvs S.A.	47,099
34,000	Tractebel Energia S.A.	459,590
1,200	Ultrapar Participacoes S.A.	25,756
27,980	WEG S.A.	331,416
		5,011,443

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	CANADA – 3.2%
8,200	Advantage Oil & Gas Ltd.*	$36,631
600	Aecon Group, Inc.	6,299
500	AGF Management Ltd. - Class B	4,354
900	Agrium, Inc.	86,845
10,800	Alimentation Couche Tard, Inc. - Class B	382,376
500	Allied Properties Real Estate Investment Trust - REIT	16,501
900	Artis Real Estate Investment Trust - REIT	12,494
300	AutoCanada, Inc.	13,853
500	Avigilon Corp.*2	7,439
5,300	B2Gold Corp.*2	8,618
2,000	Bank of Montreal	146,621
3,100	Bank of Nova Scotia	191,057
8,200	Bankers Petroleum Ltd.*	24,659
7,400	BlackBerry Ltd.*	76,659
300	Boardwalk Real Estate Investment Trust - REIT	17,217
1,600	Brookfield Asset Management, Inc. - Class A	80,413
800	Calloway Real Estate Investment Trust - REIT	19,477
500	Canaccord Genuity Group, Inc.	3,999
500	Canadian Apartment Properties REIT - REIT	11,330
3,800	Canadian Imperial Bank of Commerce	353,756
2,700	Canadian National Railway Co.	191,731
10,000	Canadian Natural Resources Ltd.	331,847
700	Canadian Pacific Railway Ltd.	134,970
400	Canadian Real Estate Investment Trust - REIT	17,015
5,100	Canadian Tire Corp. Ltd. - Class A	572,061
2,200	Canfor Corp.*	52,851
800	Capital Power Corp.	18,974
500	Catamaran Corp.*	25,251
8,000	Celestica, Inc.*	85,882
1,000	Cenovus Energy, Inc.	22,441
11,700	Centerra Gold, Inc.	53,289
1,100	Chartwell Retirement Residences - REIT	11,588
700	CI Financial Corp.	20,726
600	Cogeco Cable, Inc.	34,083
800	Cominar Real Estate Investment Trust - REIT	13,190
300	Constellation Software, Inc.	86,955
1,200	Crescent Point Energy Corp.[2]	31,136
600	DeeThree Exploration Ltd.*	2,874
1,100	Detour Gold Corp.*	8,155
300	DH Corp.	9,439
2,000	Dollarama, Inc.	93,680
3,800	Dominion Diamond Corp.*	61,888
200	Dorel Industries, Inc. - Class B	6,626
700	Dream Office Real Estate Investment Trust - REIT	16,498

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	CANADA (Continued)
27,700	Encana Corp.	$436,362
1,700	Enerflex Ltd.	24,908
10,500	Enerplus Corp.[2]	136,218
18,291	Entertainment One Ltd.	85,581
500	Fairfax Financial Holdings Ltd.	253,956
5,000	Finning International, Inc.	110,893
1,000	First Majestic Silver Corp.*	3,969
400	FirstService Corp.	21,219
2,000	Genworth MI Canada, Inc.[2]	72,192
1,000	Gibson Energy, Inc.	23,822
200	Gluskin Sheff + Associates, Inc.	4,887
300	Granite Real Estate Investment Trust - REIT	10,388
600	Great-West Lifeco, Inc.	17,766
800	H&R Real Estate Investment Trust - REIT	15,896
600	Home Capital Group, Inc.	27,354
200	IGM Financial, Inc.	8,308
1,600	Imperial Oil Ltd.	69,349
700	Intertape Polymer Group, Inc.	11,639
2,600	Ithaca Energy, Inc.*2	2,523
5,300	Jean Coutu Group PJC, Inc. - Class A	125,098
700	Kelt Exploration Ltd.*	5,006
800	Keyera Corp.	59,439
2,800	Kodiak Oil & Gas Corp.*	20,524
900	Labrador Iron Ore Royalty Corp.*	13,124
700	Laurentian Bank of Canada	31,209
2,900	Linamar Corp.	170,466
2,300	MAG Silver Corp.*	14,557
2,400	Magna International, Inc.[2]	256,596
100	Manitoba Telecom Services, Inc.	2,521
8,300	Manulife Financial Corp.[2]	165,216
600	Maple Leaf Foods, Inc.	9,861
600	Martinrea International, Inc.	5,282
600	Methanex Corp.	30,170
400	Morneau Shepell, Inc.	5,892
3,000	National Bank of Canada	139,339
1,800	Nevsun Resources Ltd.	7,254
22,700	OceanaGold Corp.*	41,475
2,100	Open Text Corp.	124,285
500	Paramount Resources Ltd. - Class A*	16,295
900	Parex Resources, Inc.*	6,326
900	Pason Systems, Inc.	20,409
2,500	Pembina Pipeline Corp.[2]	85,147
1,100	Power Corp. of Canada	31,185
900	Quebecor, Inc. - Class B	24,390

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	CANADA (Continued)
1,200	RioCan Real Estate Investment Trust - REIT	$28,639
1,000	RMP Energy, Inc.*	4,511
800	RONA, Inc.	9,588
8,300	Royal Bank of Canada	603,399
200	Sierra Wireless, Inc.*	7,548
1,400	Stantec, Inc.	40,633
29,000	Suncor Energy, Inc.	915,456
700	Tahoe Resources, Inc.	10,874
6,600	Tesco Corp.	92,994
500	Tim Hortons, Inc.	41,660
200	TMX Group Ltd.	8,997
3,800	Toronto-Dominion Bank	191,412
1,300	Transcontinental, Inc. - Class A	17,445
600	Uranium Participation Corp.*	2,754
1,000	Valeant Pharmaceuticals International, Inc.*	145,467
700	Vermilion Energy, Inc.	32,604
100	West Fraser Timber Co., Ltd.	5,191
66,500	Western Forest Products, Inc.	141,848
800	Westshore Terminals Investment Corp.	23,548
		8,476,612
	CAYMAN ISLANDS – 0.4%
7,700	ASM Pacific Technology Ltd.[2]	78,273
60,000	Belle International Holdings Ltd.[2]	68,203
4,700	Fabrinet*	78,819
30,000	FIH Mobile Ltd.*	15,574
2,600	Fresh Del Monte Produce, Inc.[1]	87,776
50,000	Geely Automobile Holdings Ltd.[2]	21,674
20,000	HKT Trust and HKT Ltd.	24,859
95,000	IGG, Inc.	41,079
1,324	Phoenix Group Holdings	16,586
360,000	Sino Biopharmaceutical Ltd.	355,164
11,500	Tencent Holdings Ltd.	184,507
8,000	Tingyi Cayman Islands Holding Corp.	19,001
72,000	Truly International Holdings Ltd.	32,363
30,000	Xinyi Glass Holdings Ltd.	16,074
		1,039,952
	CHILE – 1.0%
19,300	Banco Santander Chile - ADR	421,898
44,932	Cencosud S.A.	116,526
358,713	Empresa Nacional de Electricidad S.A.*	547,273
29,070	Empresas COPEC S.A.	343,006
38,300	Enersis S.A. - ADR	642,674
65,195	S.A.C.I. Falabella	467,832

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	CHILE (Continued)
3,700	Sociedad Quimica y Minera de Chile S.A. - B Shares - ADR	$93,240
		2,632,449
	CHINA – 0.2%
8,000	China Shenhua Energy Co., Ltd. - Class H	22,676
120,000	China Telecom Corp. Ltd. - Class H	72,663
146,000	PetroChina Co., Ltd. - Class H	156,329
16,800	Sinopharm Group Co., Ltd. - Class H	62,510
36,000	Tsingtao Brewery Co., Ltd. - Class H	252,337
		566,515
	CURACAO – 0.0%
3,800	Orthofix International N.V.*	106,096

	DENMARK – 0.8%
81	AP Moeller - Maersk A/S - Class B	169,053
829	Auriga Industries A/S - B Shares*	42,424
852	Bavarian Nordic A/S*	25,465
1,979	Coloplast A/S - Class B	171,933
765	Dfds A/S*	70,709
408	GN Store Nord A/S	8,743
212	NKT Holding A/S	11,535
5,803	Novo Nordisk A/S - Class B	264,294
11,569	Pandora A/S	1,027,328
993	Royal Unibrew A/S*	171,204
1,701	Schouw & Co.	82,232
8,358	TDC A/S	67,638
408	Topdanmark A/S*	13,179
		2,125,737
	FINLAND – 0.6%
13,724	Caverion Corp.	108,055
2,444	Citycon OYJ	7,866
6,214	Fortum OYJ	155,989
2,012	Metso OYJ	62,421
59,609	Nokia OYJ	495,285
17,750	Orion OYJ - Class B	608,969
467	Sanitec Corp.*	6,017
2,500	Sponda OYJ	11,068
977	Technopolis OYJ*	4,875
1,286	Tieto OYJ	32,973
1,505	Wartsila OYJ Abp	67,320
		1,560,838
	FRANCE – 2.7%
409	Alten S.A.*	18,065
7,777	AXA S.A.	187,967

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	FRANCE (Continued)
2,425	Belvedere S.A.*	$37,242
1,337	BNP Paribas S.A.	85,865
2,131	Cap Gemini S.A.	156,309
2,887	Cie Generale des Etablissements Michelin	265,615
10,638	CNP Assurances	197,167
22,982	Credit Agricole S.A.	323,344
18,789	GDF Suez	463,383
1,582	Genfit*	78,329
1,037	Ipsen S.A.	54,801
769	Klepierre - REIT	34,523
8,564	Lagardere SCA	242,902
4,224	MPI	15,554
58,656	Natixis	415,012
246	Nexity S.A.*	9,593
47,889	Orange S.A.	844,497
520	Rallye S.A.*	20,265
15,823	Sanofi	1,529,226
1,351	SCOR S.E.	42,187
544	Societe BIC S.A.	72,510
9,426	Societe Generale S.A.	468,138
23,460	Technicolor S.A.*	140,186
2,165	Teleperformance	151,275
3,019	Thales S.A.	160,287
8,308	Total S.A.	463,922
587	Unibail-Rodamco S.E. - REIT	155,268
8,399	Vallourec S.A.	278,032
2,615	Vivendi S.A.	66,546
		6,978,010
	GERMANY – 2.5%
1,313	Aareal Bank A.G.	57,307
478	Allianz S.E.	82,357
763	Alstria Office REIT A.G. - REIT	9,557
2,781	Bayer A.G.	418,393
936	Bechtle A.G.*	72,388
640	Cewe Stiftung & Co. KGaA	41,824
8,207	Commerzbank A.G.*	125,368
641	Continental A.G.	134,885
599	CTS Eventim A.G. & Co. KGaA	18,529
474	Deutsche Boerse A.G.	34,629
476	Deutsche Euroshop A.G.	21,085
2,051	Deutsche Lufthansa A.G.	36,555
9,388	Deutsche Post A.G.	311,480
7,082	Deutsche Telekom A.G.	120,425

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	GERMANY (Continued)
3,846	Drillisch A.G.	$141,040
619	Duerr A.G.	53,222
43,031	E.ON S.E.	762,418
2,799	Freenet A.G.	82,645
415	Hamborner REIT A.G. - REIT	4,259
4,316	Hannover Rueckversicherung S.E.	385,295
4,797	Heidelberger Druckmaschinen A.G.*	12,972
1,170	Indus Holding A.G.	57,524
56,301	Infineon Technologies A.G.	550,895
873	Krones A.G.	85,690
547	LEG Immobilien A.G.	40,586
7,152	Merck KGaA	711,547
1,469	Morphosys A.G.*	144,604
2,733	Muenchener Rueckversicherungs A.G.	562,780
2,598	OSRAM Licht A.G.*	107,916
355	Patrizia Immobilien A.G.*	5,023
858	Rhoen Klinikum A.G.	24,988
5,659	RWE A.G.	205,021
5,902	Siemens A.G.	698,077
985	TUI A.G.	16,812
7,982	United Internet A.G.	351,925
		6,490,021
	GUERNSEY – 0.0%
1,945	Resolution Ltd.	11,219

	HONG KONG – 0.7%
43,600	AIA Group Ltd.	251,398
7,500	BOC Hong Kong Holdings Ltd.	26,457
7,000	Cheung Kong Holdings Ltd.	128,204
6,500	China Mobile Ltd.	80,241
16,000	China Resources Enterprise Ltd.	33,351
7,500	CLP Holdings Ltd.	65,207
10,000	Galaxy Entertainment Group Ltd.	68,147
2,400	Hang Seng Bank Ltd.	39,967
6,868	Henderson Land Development Co., Ltd.	45,962
15,420	Hong Kong & China Gas Co., Ltd.	36,511
3,400	Hong Kong Exchanges and Clearing Ltd.	73,939
5,000	Hutchison Whampoa Ltd.	62,588
14,000	Hysan Development Co., Ltd.	64,602
6,500	MTR Corp. Ltd.	26,097
14,000	New World Development Co., Ltd.	16,675
8,000	PCCW Ltd.	5,357
8,000	Power Assets Holdings Ltd.	76,322
164,000	Sino Land Co., Ltd.	268,487

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	HONG KONG (Continued)
17,000	SJM Holdings Ltd.	$33,679
131,500	Sun Art Retail Group Ltd.[2]	149,178
7,000	Sun Hung Kai Properties Ltd.	102,174
2,000	Swire Pacific Ltd. - Class A	27,468
9,000	Swire Properties Ltd.	27,962
7,000	The Link - REIT	44,520
9,000	Wheelock & Co., Ltd.	45,166
		1,799,659
	INDIA – 0.1%
4,400	Dr Reddy's Laboratories Ltd. - ADR[2]	256,916

	INDONESIA – 0.5%
263,000	Bank Central Asia Tbk P.T.	283,023
94,500	Bank Negara Indonesia (Persero) Tbk	46,664
433,500	Kalbe Farma Tbk P.T.	62,201
571,600	Perusahaan Gas Negara Persero Tbk P.T.	278,777
176,000	Semen Indonesia Persero Tbk P.T.	231,190
1,440,000	Telekomunikasi Indonesia Persero Tbk P.T.	333,839
		1,235,694
	IRELAND – 0.2%
1,800	Alkermes PLC*	99,036
1,792	DCC PLC	99,607
1,300	Eaton Corp. PLC	88,179
13,977	Greencore Group PLC	64,221
800	Jazz Pharmaceuticals PLC*	141,672
7,135	UDG Healthcare PLC	41,255
		533,970
	ISLE OF MAN – 0.1%
1,401	Optimal Payments PLC*	8,476
12,056	Playtech PLC	120,892
7,724	Redefine International PLC - REIT	6,065
		135,433
	ISRAEL – 0.1%
722	Alony Hetz Properties & Investments Ltd. - REIT	4,862
218	Elbit Systems Ltd.	12,647
763	Gazit-Globe Ltd.	8,918
16,471	Israel Discount Bank Ltd. - Class A*	26,892
151	Melisron Ltd.	4,034
384	Osem Investments Ltd.	7,282
12,095	Plus500 Ltd.*	99,911
122	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	5,077
2,019	Shikun & Binui Ltd.	4,582

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	ISRAEL (Continued)
324	Strauss Group Ltd.*	$5,388
		179,593
	ITALY – 0.9%
758	ACEA S.p.A.*	8,602
851	Banca IFIS S.p.A.	14,172
26,679	Banca Popolare di Milano Scarl*	19,508
4,172	Banca Popolare di Sondrio Scarl	16,648
8,185	Beni Stabili S.p.A. - REIT[2]	5,701
3,907	Brembo S.p.A.	135,174
10,553	Cementir Holding S.p.A.	65,490
127,757	Enel S.p.A.	616,713
1,839	ERG S.p.A.	21,384
7,679	Esprinet S.p.A.	57,550
17,552	Hera S.p.A.	44,673
4,685	Mediobanca S.p.A.	41,926
10,444	Recordati S.p.A.	182,599
30,622	Snam S.p.A.	162,385
94,610	UniCredit S.p.A.	699,277
15,945	Unione di Banche Italiane ScpA	122,541
4,811	Unipol Gruppo Finanziario S.p.A.*	24,697
		2,239,040
	JAPAN – 7.6%
800	Accordia Golf Co., Ltd.	7,075
2	Activia Properties, Inc. - REIT*	16,544
3,900	ADEKA Corp.	47,082
14	Advance Residence Investment Corp. - REIT	34,236
800	Aeon Delight Co., Ltd.	18,006
300	Aeon Mall Co., Ltd.	5,121
9	AEON REIT Investment Corp. - REIT	13,002
2,300	Ai Holdings Corp.*	46,560
4,000	Ajinomoto Co., Inc.	74,836
8,000	Alfresa Holdings Corp.	92,100
1,800	Alpine Electronics, Inc.	28,723
900	Alps Electric Co., Ltd.*	17,995
3,200	Amada Co., Ltd.	28,896
34,000	ANA Holdings, Inc.	83,594
3,000	Arcland Sakamoto Co., Ltd.	61,782
300	Arcs Co., Ltd.	6,153
24,000	Asahi Kasei Corp.	208,748
35,700	Astellas Pharma, Inc.	513,871
29,000	Bank of Yokohama Ltd.	163,425
1,400	BIC Camera, Inc.	12,260
1,700	Bridgestone Corp.	58,480

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
31,800	Brother Industries Ltd.	$593,780
6,000	Bunka Shutter Co., Ltd.*	50,087
1,400	Calbee, Inc.	48,503
10,000	Calsonic Kansei Corp.*	54,909
1,600	Canon Marketing Japan, Inc.	28,995
3,500	Central Japan Railway Co.	508,557
300	Century Tokyo Leasing Corp.	7,429
5,300	Chugoku Bank Ltd.*	74,266
13,000	Chugoku Marine Paints Ltd.	106,244
3,900	CKD Corp.	32,631
4	Comforia Residential REIT, Inc. - REIT	8,200
3,300	Comsys Holdings Corp*	49,098
19,000	Daicel Corp.	218,604
200	Daiichikosho Co., Ltd.	5,287
3,000	Daikyo, Inc.	5,183
1,000	Daio Paper Corp.*	8,841
2,000	Daishi Bank Ltd.	6,840
200	Daito Trust Construction Co., Ltd.	22,650
1,000	Daiwa House Industry Co., Ltd.	19,113
3	Daiwa House REIT Investment Corp. - REIT	13,367
3	Daiwa House Residential Investment Corp. - REIT	13,675
2	Daiwa Office Investment Corp. - REIT	10,086
3,000	Daiwa Securities Group, Inc.	24,159
1,100	Denso Corp.	51,408
1,200	Dentsu, Inc.	45,005
3,100	DTS Corp.	62,899
600	Eiken Chemical Co., Ltd.	9,347
1,900	Elecom Co., Ltd.	41,178
1,000	Ezaki Glico Co., Ltd.*	36,379
6	Frontier Real Estate Investment Corp. - REIT	27,806
9,100	Fudo Tetra Corp.	19,077
4,600	Fuji Heavy Industries Ltd.	168,091
600	Fuji Machine Manufacturing Co., Ltd.	5,545
800	Fuji Oil Co., Ltd.	11,356
16,000	FUJIFILM Holdings Corp.	529,171
1,000	Fujitsu General Ltd.	10,742
108,000	Fujitsu Ltd.	617,544
11,000	Fukuoka Financial Group, Inc.	60,043
5	Fukuoka REIT Co. - REIT*	9,274
100	Fuyo General Lease Co., Ltd.	3,576
20	GLP J-Reit - REIT	23,040
5,400	Gulliver International Co., Ltd.	41,942
700	Gurunavi, Inc.	10,499
19,200	Hakuhodo DY Holdings, Inc.	186,728

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
3,000	Hankyu Hanshin Holdings, Inc.	$16,483
3,000	Haseko Corp.*	24,946
14,800	Hazama Ando Corp.	85,466
1,000	Heiwa Corp.	19,161
8	Heiwa Real Estate REIT, Inc. - REIT	6,087
1,000	Higo Bank Ltd.	5,496
2,500	Hino Motors Ltd.	33,673
500	HIS Co., Ltd.	12,048
2,900	Hitachi Chemical Co., Ltd.	53,722
11,400	Hitachi High-Technologies Corp.	329,902
3,000	Hitachi Kokusai Electric, Inc.	44,187
6,000	Hitachi Metals Ltd.	103,727
1,600	Hokkaido Electric Power Co., Inc.*	13,100
2,000	Hokkoku Bank Ltd.	6,356
12,300	Hoya Corp.	437,400
700	Hulic Co., Ltd.	7,248
6	Hulic Reit, Inc. - REIT	9,229
3,000	Hyakugo Bank Ltd.	12,312
3,000	Hyakujushi Bank Ltd.*	9,869
100	IBJ Leasing Co., Ltd.	1,976
480	Iida Group Holdings Co., Ltd.	5,272
2	Industrial & Infrastructure Fund Investment Corp. - REIT	17,749
3,700	ITOCHU Corp.	42,553
2,000	IwaiCosmo Holdings, Inc.*	20,626
1,500	Izumi Co., Ltd.	47,018
5,000	Jaccs Co., Ltd.*	24,629
21,700	Japan Airlines Co., Ltd.	637,139
400	Japan Airport Terminal Co., Ltd.	15,786
1,000	Japan Aviation Electronics Industry Ltd.	22,308
800	Japan Digital Laboratory Co., Ltd.	11,514
10	Japan Excellent, Inc. - REIT*	13,136
25	Japan Hotel REIT Investment Corp. - REIT	16,274
9	Japan Logistics Fund, Inc. - REIT*	20,230
3	Japan Prime Realty Investment Corp. - REIT	10,900
4	Japan Real Estate Investment Corp. - REIT	19,743
11	Japan Rental Housing Investments, Inc. - REIT	7,865
8	Japan Retail Fund Investment Corp. - REIT	16,659
3,000	JGC Corp.	64,552
13,800	JTEKT Corp.	229,070
2,000	Juroku Bank Ltd.	7,434
9,900	JVC Kenwood Corp.*	22,801
3,000	Kaken Pharmaceutical Co., Ltd.	63,573
10,000	Kanematsu Corp.	14,899
2,000	Kato Works Co., Ltd.	15,945

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
6,000	Kawasaki Heavy Industries Ltd.	$26,413
2,600	KDDI Corp.	166,565
11,000	Keiyo Bank Ltd.	61,043
3	Kenedix Office Investment Corp.	16,540
3	Kenedix Residential Investment Corp. - REIT	8,205
2,600	Kenedix, Inc.	13,804
2,900	Kissei Pharmaceutical Co., Ltd.*	75,340
600	Kiyo Bank Ltd.	7,630
50,000	Kobe Steel Ltd.	79,634
50,200	Konica Minolta, Inc.	585,283
5,000	Konoike Transport Co., Ltd.	94,564
1,200	Kose Corp.	42,236
9,000	Kumagai Gumi Co., Ltd.*	28,890
2,200	Kura Corp.	55,566
8,000	Kyudenko Corp.*	92,315
2,600	Leopalace21 Corp.*	14,704
500	Mabuchi Motor Co., Ltd.	39,784
2,000	Maeda Road Construction Co., Ltd.	28,322
300	Mandom Corp.	9,559
9,000	Marubeni Corp.	56,739
400	Matsumotokiyoshi Holdings Co., Ltd.*	11,105
5,600	Mazda Motor Corp.	145,266
4,300	Medipal Holdings Corp.	47,879
2,700	MEIJI Holdings Co., Ltd.	242,249
1,300	Meitec Corp.	36,347
2,700	Melco Holdings, Inc.*	40,863
1,000	Minebea Co., Ltd.*	12,533
2,000	Mitsubishi Corp.	37,811
25,000	Mitsubishi Electric Corp.	300,572
4,000	Mitsubishi Estate Co., Ltd.	90,153
20,700	Mitsubishi Motors Corp.	212,644
3,300	Mitsubishi Tanabe Pharma Corp.	50,421
46,500	Mitsubishi UFJ Financial Group, Inc.	267,910
3,000	Mitsui Fudosan Co., Ltd.	86,823
17,200	Mizuho Financial Group, Inc.	29,665
14	Mori Hills REIT Investment Corp. - REIT*	19,640
11	Mori Trust Sogo Reit, Inc. - REIT	20,847
700	Nakanishi, Inc.	27,516
5,800	Namco Bandai Holdings, Inc.	125,935
1,000	Nanto Bank Ltd.	3,607
1,800	NEC Networks & System Integration Corp.	34,568
5,000	NH Foods Ltd.	100,601
4,400	NHK Spring Co., Ltd.	38,136
5	Nippon Accommodations Fund, Inc. - REIT	19,753

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
4	Nippon Building Fund, Inc. - REIT	$20,184
2,600	Nippon Konpo Unyu Soko Co., Ltd.	40,818
4	Nippon Prologics REIT, Inc. - REIT	8,719
5,000	Nippon Road Co., Ltd.*	24,592
9,000	Nippon Steel & Sumikin Bussan Corp.	32,435
1,200	Nippon Telegraph & Telephone Corp.	64,193
9,000	Nippon Yusen KK	25,416
10,000	Nishi-Nippon City Bank Ltd.	28,674
3,000	Nishimatsu Construction Co., Ltd.*	12,365
400	Nishio Rent All Co., Ltd.	13,550
500	Nitori Holdings Co., Ltd.	27,754
2,100	Nitto Kogyo Corp.*	39,756
4,000	NOF Corp.	25,199
1,300	Nomura Co., Ltd.*	10,952
9,800	Nomura Holdings, Inc.	58,949
200	Nomura Real Estate Holdings, Inc.	3,678
16	Nomura Real Estate Master Fund, Inc. - REIT	20,749
3	Nomura Real Estate Office Fund, Inc. - REIT	12,530
2	Nomura Real Estate Residential Fund, Inc. - REIT	11,225
27,800	North Pacific Bank Ltd.	110,561
3,600	NTT DOCOMO, Inc.	56,200
1,400	Obara Group, Inc.*	57,266
2,000	Oji Holdings Corp.	7,010
100	Okinawa Electric Power Co., Inc.	3,147
4,900	Omron Corp.	228,163
3,400	ORIX Corp.	44,956
21	Orix JREIT, Inc. - REIT	29,128
12,000	Osaka Gas Co., Ltd.	45,861
17,000	Otsuka Holdings Co., Ltd.	536,853
700	Oyo Corp.	10,508
800	Pal Co., Ltd.	21,641
1,000	PanaHome Corp.	6,431
25,300	Panasonic Corp.	325,405
1,600	Pilot Corp.	81,877
2	Premier Investment Corp. - REIT	8,658
7,000	Prima Meat Packers Ltd.*	15,071
100	Relo Holdings, Inc.	6,536
82,200	Resona Holdings, Inc.	444,243
800	Resorttrust, Inc.*	16,432
11,400	Rohm Co., Ltd.	738,692
1,600	Roland DG Corp.*	55,602
200	Ryohin Keikaku Co., Ltd.	23,436
3,000	San-Ai Oil Co., Ltd.*	18,822
200	Sangetsu Co., Ltd.	4,885

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
7,000	Sankyu, Inc.	$27,342
700	Secom Co., Ltd.	40,513
4,000	Seikagaku Corp.*	70,623
10,600	Seiko Epson Corp.	513,348
4,000	Seino Holdings Co., Ltd.	37,663
6,000	Sekisui Chemical Co., Ltd.	74,621
2,000	Sekisui House Ltd.	26,776
10	Sekisui House SI Investment Co. - REIT	10,304
5,800	Senshu Ikeda Holdings, Inc.*	28,579
300	Seria Co., Ltd.	11,176
3,400	Seven & I Holdings Co., Ltd.	126,740
1,000	Shimamura Co., Ltd.*	83,672
11,000	Shimizu Corp.	75,002
8,000	Shindengen Electric Manufacturing Co., Ltd.	49,489
6,000	Shionogi & Co., Ltd.	149,306
4,700	SKY Perfect JSAT Holdings, Inc.	28,350
1,600	SoftBank Corp.	106,632
1,100	Sohgo Security Services Co., Ltd.	22,701
500	Sosei Group Corp.*	18,538
4,000	Sotetsu Holdings, Inc.	15,524
11,000	Sumitomo Chemical Co., Ltd.	41,641
118,000	Sumitomo Heavy Industries Ltd.	649,503
9,400	Sumitomo Mitsui Financial Group, Inc.	353,058
160	Sumitomo Real Estate Sales Co., Ltd.	3,546
1,000	Sumitomo Realty & Development Co., Ltd.	34,595
300	Sundrug Co., Ltd.	12,141
2,000	Suzuken Co., Ltd.	51,239
3,400	Suzuki Motor Corp.	107,186
32,000	Taisei Corp.	167,194
1,500	Takasago Thermal Engineering Co., Ltd.*	19,089
6,000	Takashimaya Co., Ltd.	50,253
700	Takeuchi Manufacturing Co., Ltd.*	28,430
1,600	Tecmo Koei Holdings Co., Ltd.*	23,043
7,400	Teikoku Sen-I Co., Ltd.	169,861
3,700	THK Co., Ltd.*	89,638
3,000	Toagosei Co., Ltd.	12,263
1,200	Toho Holdings Co., Ltd.	15,469
36,500	Tokyo Electric Power Co., Inc.*	133,335
500	Tokyo Electron Ltd.	34,859
24,000	Tokyo Gas Co., Ltd.	130,873
1,000	Tokyo Tatemono Co., Ltd.	7,984
7,000	Tokyu Corp.	42,237
1,000	Tokyu Fudosan Holdings, Corp.	7,160
10	Tokyu, Inc. - REIT	13,467

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
2	Top, Inc. - REIT	$7,855
1,200	Topcon Corp.	26,675
800	Topre Corp.	10,443
8,000	Tosoh Corp.	36,818
8,000	TOTO Ltd.	95,497
500	Toyo Tire & Rubber Co., Ltd.	10,253
2,400	Toyoda Gosei Co., Ltd.	46,956
5,200	Toyota Motor Corp.	319,815
500	Trancom Co., Ltd.*	21,625
1,800	Transcosmos, Inc.	31,675
2,000	Tsubakimoto Chain Co.	16,555
1,600	Tsuruha Holdings, Inc.	90,228
6	United Urban Investment Corp. - REIT	9,656
6,300	Usen Corp.*	19,295
800	Welcia Holdings Co., Ltd.	25,321
4,600	West Japan Railway Co.	219,527
500	Yamabiko Corp.	20,862
7,100	Yamaha Corp.	105,960
6,300	Yamaha Motor Co., Ltd.	134,308
		19,869,095
	JERSEY – 0.2%
26,002	Beazley PLC	110,248
2,100	Delphi Automotive PLC	153,195
3,021	Shire PLC	215,610
		479,053
	LIBERIA – 0.1%
3,400	Royal Caribbean Cruises Ltd.	250,716

	LUXEMBOURG – 0.0%
2,340	GAGFAH S.A.*	45,123

	MALAYSIA – 2.2%
263,700	AMMB Holdings Bhd	519,101
273,200	Axiata Group Bhd	570,187
162,800	CIMB Group Holdings Bhd	280,323
182,000	DiGi.Com Bhd	338,891
83,700	Genting Bhd	226,907
59,200	IHH Healthcare Bhd	86,109
136,700	IJM Corp. Bhd	274,006
195,200	IOI Corp. Bhd	278,156
197,900	Malayan Banking Bhd	553,061
264,500	Maxis Bhd	541,709
30,200	Petronas Chemicals Group Bhd	50,283
198,500	Sime Darby Bhd	567,907

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	MALAYSIA (Continued)
280,400	Telekom Malaysia Bhd	$586,962
144,200	Tenaga Nasional Bhd	607,941
96,800	UMW Holdings Bhd	323,514
		5,805,057
	MALTA – 0.0%
1,970	Unibet Group PLC*	119,987

	MEXICO – 1.0%
64,400	Alfa S.A.B. de C.V. - Class A	171,086
13,300	America Movil S.A.B. de C.V. - Series L - ADR[2]	315,343
46,100	Arca Continental S.A.B. de C.V.	296,060
3,500	Coca-Cola Femsa S.A.B. de C.V. - Series L - ADR	349,930
120,700	Grupo Bimbo S.A.B. de C.V. - Series A*	339,031
11,000	Grupo Financiero Banorte S.A.B. de C.V. - Class O	62,253
22,700	Grupo Financiero Inbursa S.A.B. de C.V. - Class O	61,185
7,100	Grupo Financiero Santander Mexico S.A.B. de C.V. - Class B - ADR	81,153
111,800	Grupo Lala S.A.B. de C.V.*	229,241
22,800	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	51,565
24,700	Mexichem S.A.B. de C.V.*	89,957
14,200	OHL Mexico S.A.B. de C.V.*	32,553
250,600	Wal-Mart de Mexico S.A.B. de C.V. - Series V	535,441
		2,614,798
	NETHERLANDS – 1.6%
4,469	Aegon N.V.	35,089
3,864	BE Semiconductor Industries N.V.*2	83,493
40,346	Delta Lloyd N.V.	927,846
443	Eurocommercial Properties N.V.	20,047
40,696	Fiat Chrysler Automobiles N.V.*	508,416
12,962	ING Groep N.V.*	189,627
15,634	Koninklijke Ahold N.V.	276,152
14,378	Koninklijke Boskalis Westminster N.V.	807,366
14,100	LyondellBasell Industries N.V. - Class A	1,111,926
1,327	NSI N.V. - REIT	6,145
12,279	PostNL N.V.*	47,605
7,042	Reed Elsevier N.V.	173,247
180	Vastned Retail N.V. - REIT	8,462
212	Wereldhave N.V. - REIT	16,647
		4,212,068
	NORWAY – 0.1%
4,404	Austevoll Seafood A.S.A.	26,343
2,273	Borregaard A.S.A	14,942
61,392	Kongsberg Automotive A.S.A.*	56,381
1,495	Leroy Seafood Group A.S.A.	51,700

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	NORWAY (Continued)
2,312	REC Solar A.S.A.*	$33,831
6,434	Salmar A.S.A.	110,174
9,260	SpareBank 1 SMN*	76,752
932	Tomra Systems A.S.A.	6,531
		376,654
	POLAND – 0.6%
1,395	Bank Pekao S.A.	76,817
1,409	Bank Zachodni WBK S.A.	164,275
29,311	Energa S.A.	205,193
25,420	Orange Polska S.A.	71,700
86,446	PGE S.A.	497,180
69,791	Polskie Gornictwo Naftowe i Gazownictwo S.A.	100,935
12,323	Powszechna Kasa Oszczednosci Bank Polski S.A.	137,545
3,069	Powszechny Zaklad Ubezpieczen S.A.	436,706
		1,690,351
	PUERTO RICO – 0.0%
3,700	Popular, Inc.*	120,768

	SINGAPORE – 1.0%
4,000	Ascendas Real Estate Investment Trust - REIT[2]	7,180
46,000	Asian Pay Television Trust	30,883
2,800	Avago Technologies Ltd.	261,520
4,000	CapitaCommercial Trust - REIT	5,168
4,000	CapitaMall Trust - REIT	6,076
40,000	ComfortDelGro Corp. Ltd.	79,769
10,000	DBS Group Holdings Ltd.	152,069
110,500	Flextronics International Ltd.*	1,225,445
16,000	Keppel - REIT	15,217
12,000	Keppel Land Ltd.	31,025
17,000	Olam International Ltd.[2]	28,175
10,000	Oversea-Chinese Banking Corp. Ltd.[2]	80,339
7,000	SATS Ltd.[2]	15,760
2,000	Sembcorp Industries Ltd.	7,014
10,000	Singapore Airlines Ltd.	82,668
2,000	Singapore Exchange Ltd.	11,232
20,000	Singapore Post Ltd.	29,557
21,000	Singapore Press Holdings Ltd.[2]	69,094
3,000	Singapore Technologies Engineering Ltd.	7,755
23,000	Singapore Telecommunications Ltd.	68,816
13,000	SMRT Corp. Ltd.	16,258
10,000	StarHub Ltd.	31,757
21,000	Suntec Real Estate Investment Trust - REIT	31,768
7,000	United Engineers Ltd.*	16,048
6,000	United Overseas Bank Ltd.	110,317

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	SINGAPORE (Continued)
1,000	UOL Group Ltd.	$5,159
3,000	Venture Corp. Ltd.	17,634
30,000	Wilmar International Ltd.	73,880
38,000	Yangzijiang Shipbuilding Holdings Ltd.[2]	35,740
		2,553,323
	SOUTH AFRICA – 2.4%
3,100	Anglo American Platinum Ltd.*	104,002
7,789	Aspen Pharmacare Holdings Ltd.	281,000
4,798	Barclays Africa Group Ltd.	77,103
10,646	Bidvest Group Ltd.	280,979
83,993	FirstRand Ltd.	375,504
117,438	Life Healthcare Group Holdings Ltd.	442,378
10,802	Mediclinic International Ltd.	91,604
30,398	Mr. Price Group Ltd.	647,406
19,587	MTN Group Ltd.	385,483
1,981	Naspers Ltd. - N Shares	256,258
20,389	Nedbank Group Ltd.	447,434
40,539	Netcare Ltd.	133,093
8,083	RMB Holdings Ltd.*	45,653
37,764	Sanlam Ltd.	248,877
10,085	Sasol Ltd.	419,843
23,109	Shoprite Holdings Ltd.	353,590
39,123	Standard Bank Group Ltd.	480,067
6,703	Steinhoff International Holdings Ltd.	35,192
7,823	Tiger Brands Ltd.	272,837
39,929	Truworths International Ltd.*	286,512
17,934	Vodacom Group Ltd.[2]	214,775
66,971	Woolworths Holdings Ltd.	481,879
		6,361,469
	SOUTH KOREA – 2.0%
275	Amorepacific Corp.*	619,558
3,985	Cheil Worldwide, Inc.*	67,159
1,960	Daelim Industrial Co., Ltd.	119,027
1,609	Dongbu Insurance Co., Ltd.	80,679
588	E-Mart Co., Ltd.	116,812
2,018	Hyundai Glovis Co., Ltd.	506,237
419	Hyundai Mobis	93,075
241	Hyundai WIA Corp.	38,210
15,170	Kangwon Land, Inc.	446,807
7,291	Kia Motors Corp.	364,725
14,600	KT Corp.	430,327
3,166	KT&G Corp.	277,364
742	LG Chem Ltd.	138,062

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	SOUTH KOREA (Continued)
5,060	LG Display Co., Ltd.*	$155,272
148	LG Household & Health Care Ltd.	83,220
34,800	LG Uplus Corp.	340,488
357	NAVER Corp.	243,177
41	Orion Corp.	36,118
67	POSCO	18,297
1,706	Samsung C&T Corp.	110,366
229	Samsung Electronics Co., Ltd.	265,314
327	Samsung Fire & Marine Insurance Co., Ltd.	91,556
460	Samsung Life Insurance Co., Ltd.	50,639
1,608	SK Telecom Co., Ltd.	409,518
		5,102,007
	SPAIN – 1.4%
3,280	ACS Actividades de Construccion y Servicios S.A.	115,924
7,391	Banco Bilbao Vizcaya Argentaria S.A.	79,430
118,281	Banco Santander S.A.	1,065,190
3,224	Bankinter S.A.	28,887
27,743	CaixaBank S.A.	153,265
4,515	Gamesa Corp. Tecnologica S.A.*	46,141
11,833	Gas Natural SDG S.A.	335,429
179,856	Iberdrola S.A.	1,330,904
22,371	Inmobiliaria Colonial S.A.*	16,289
18,992	International Consolidated Airlines Group S.A.*	135,707
116,141	Liberbank S.A.*	94,817
2,542	Red Electrica Corp. S.A.	232,868
5,428	Sacyr S.A.*	21,281
3,271	Tubacex S.A.*	14,235
		3,670,367
	SWEDEN – 1.1%
141	Axfood A.B.	8,341
4,669	Bilia A.B. - A Shares*	142,774
1,679	Castellum A.B.	27,174
3,408	Clas Ohlson A.B. - B shares	55,998
12,180	Electrolux A.B. - Series B	361,583
1,432	Fabege A.B.	18,846
3,746	Haldex A.B.	46,389
1,160	Hufvudstaden A.B. - A Shares	15,159
24,150	Husqvarna A.B. - B Shares	177,771
654	ICA Gruppen A.B.	25,250
2,497	Intrum Justitia A.B.	74,851
703	Investment A.B. Kinnevik - B Shares	24,398
1,112	Investor A.B. - B Shares	41,733
925	Klovern A.B.*	5,207

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	SWEDEN (Continued)
999	Kungsleden A.B.	$6,639
3,635	Loomis A.B. - Class B	104,994
392	Lundbergforetagen A.B. - B Shares	17,623
15,454	Nordea Bank A.B.	193,026
13,638	SAS A.B.*	28,022
6,412	Securitas A.B. - B Shares	77,551
43,980	Skandinaviska Enskilda Banken A.B. - Class A	580,602
1,188	Swedish Orphan Biovitrum A.B.*	13,365
49,391	Telefonaktiebolaget LM Ericsson - B Shares	620,729
16,745	TeliaSonera A.B.	119,496
890	Wallenstam A.B. - B Shares	14,565
680	Wihlborgs Fastigheter A.B.	12,201
		2,814,287
	SWITZERLAND – 3.2%
6,479	ABB Ltd.	145,489
288	Actelion Ltd.	34,166
766	Adecco S.A.	53,766
5,100	Allied World Assurance Co. Holdings A.G.	192,270
146	Allreal Holding A.G.	20,099
3,264	Aryzta A.G.	260,284
2,285	ASCOM Holding A.G.	35,953
268	Autoneum Holding A.G.	46,644
1,177	Baloise Holding A.G.	153,580
116	Bucher Industries A.G.	28,807
145	Forbo Holding A.G.	155,247
54	Georg Fischer A.G.*	33,084
198	Givaudan S.A.	352,894
184	Helvetia Holding A.G.	90,485
13,288	Logitech International S.A.	197,520
57	Mobimo Holding A.G.	11,438
9,960	Nestle S.A.	747,530
14,831	Novartis A.G.	1,434,937
447	PSP Swiss Property A.G.	38,882
4,904	Roche Holding A.G.	1,468,236
56	Sika A.G.	213,051
4,877	Sonova Holding A.G.	737,874
3,721	Swiss Life Holding A.G.	852,270
3,910	Swiss Re A.G.	334,181
7,200	TE Connectivity Ltd.[1]	462,240
702	Zurich Insurance Group A.G.	220,120
		8,321,047
	TAIWAN – 1.9%
27,000	Asustek Computer, Inc.	294,101

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	TAIWAN (Continued)
12,650	Cheng Shin Rubber Industry Co., Ltd.	$29,288
195,000	Chunghwa Telecom Co., Ltd.*	586,982
95,000	Compal Electronics, Inc.	60,671
131,000	Far EasTone Telecommunications Co., Ltd.	283,431
164,797	Foxconn Technology Co., Ltd.	460,102
78,848	Hon Hai Precision Industry Co., Ltd.	247,126
49,000	Kinsus Interconnect Technology Corp.	179,625
4,000	Largan Precision Co., Ltd.	308,312
136,680	Lite-On Technology Corp.	165,367
6,000	Novatek Microelectronics Corp.*	33,858
33,000	Pegatron Corp.*	76,509
76,000	President Chain Store Corp.	591,609
15,000	Quanta Computer, Inc.	37,296
94,940	Realtek Semiconductor Corp.	315,854
146,211	Taishin Financial Holding Co., Ltd.	67,715
143,000	Taiwan Mobile Co., Ltd.*	454,680
15,800	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	370,826
121,348	Uni-President Enterprises Corp.*	195,616
136,020	Wistron Corp.	124,055
		4,883,023
	THAILAND – 0.6%
11,900	Advanced Info Service PCL	86,250
105,000	Bangkok Dusit Medical Services PCL	59,136
331,500	CP ALL PCL	444,063
15,000	PTT Exploration & Production PCL	61,890
79,900	PTT Global Chemical PCL	156,419
47,800	PTT PCL	557,116
56,300	Thai Oil PCL	74,132
		1,439,006
	TURKEY – 0.3%
8,823	BIM Birlesik Magazalar AS	196,324
17,988	KOC Holding AS	101,289
10,207	Turk Hava Yollari*	42,369
115,842	Turk Telekomunikasyon AS	370,620
4,319	Turkcell Iletisim Hizmetleri AS*	27,396
		737,998
	UNITED KINGDOM – 6.7%
5,331	3i Group PLC	36,963
6,924	Afren PLC*	5,602
7,149	African Barrick Gold PLC	25,970
2,269	Alent PLC	12,087
2,575	Amec Foster Wheeler PLC - ADR1 2	37,260

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
1,158	Amlin PLC	$8,051
19,715	Anglo American PLC	406,663
4,500	Aon PLC	416,205
10,610	Associated British Foods PLC	530,668
7,898	AstraZeneca PLC	586,809
27,832	Aviva PLC	221,640
5,976	Babcock International Group PLC	106,007
1,972	Bank of Georgia Holdings PLC*	66,728
192,301	Barclays PLC	734,767
1,065	Barratt Developments PLC	7,647
1,329	Bellway PLC	39,072
1,438	Berendsen PLC	23,085
2,335	Betfair Group PLC	49,257
4,671	BHP Billiton PLC	110,179
1,138	Big Yellow Group PLC - REIT	10,600
330,115	Blinkx PLC*2	122,483
1,537	Bodycote PLC	15,413
3,417	Booker Group PLC	7,564
49,912	BP PLC	327,218
2,333	Brewin Dolphin Holdings PLC	10,126
5,819	British Land Co. PLC - REIT	69,796
28,083	British Sky Broadcasting Group PLC	408,815
683	Britvic PLC	7,073
113,843	BT Group PLC	729,764
16,199	Cable & Wireless Communications PLC	12,524
3,725	Cairn Energy PLC*	9,412
7,423	Capital & Counties Properties PLC	43,683
6,960	Carillion PLC	37,790
5,113	Close Brothers Group PLC	121,042
2,313	CSR PLC	29,922
4,075	Dart Group PLC	17,158
965	Derwent London PLC - REIT	45,805
2,074	Dialog Semiconductor PLC*	73,953
969	Diploma PLC	10,828
184,778	Direct Line Insurance Group PLC	850,141
948	Domino Printing Sciences PLC	9,875
878	Drax Group PLC	8,361
3,619	DS Smith PLC	16,263
789	Dunelm Group PLC	10,433
24,159	easyJet PLC	623,385
3,691	EnQuest PLC*	2,858
318	Fidessa Group PLC	11,857
1,953	Foxtons Group PLC*	4,618
398	Galliford Try PLC	7,510

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
9,212	GlaxoSmithKline PLC	$213,985
4,207	Go-Ahead Group PLC*	171,045
3,937	Grainger PLC	12,114
3,103	Great Portland Estates PLC - REIT	34,807
1,183	Greggs PLC	11,741
8,299	Halfords Group PLC	61,922
1,728	Hammerson PLC - REIT	16,804
5,830	Hansteen Holdings PLC - REIT	9,501
13,772	Hays PLC	28,538
7,929	Hikma Pharmaceuticals PLC	243,061
34,020	Home Retail Group PLC	106,436
76,769	HSBC Holdings PLC	764,885
1,134	Hunting PLC	10,230
23,630	ICAP PLC	153,774
3,093	IG Group Holdings PLC	32,737
20,411	Imperial Tobacco Group PLC	943,433
6,343	Inchcape PLC	71,163
11,330	Intermediate Capital Group PLC	81,309
1,105	Interserve PLC	10,027
31,975	Investec PLC	295,614
83,208	ITV PLC	277,647
803	Jardine Lloyd Thompson Group PLC	11,177
2,500	Jazztel PLC*	39,807
810	JD Wetherspoon PLC	10,375
3,135	John Wood Group PLC	28,925
3,211	KAZ Minerals PLC*2	11,839
114,798	Kingfisher PLC	560,796
5,127	Laird PLC	24,278
6,063	Land Securities Group PLC - REIT	112,460
3,484	Londonmetric Property PLC - REIT	8,310
59,027	Melrose Industries PLC	238,384
2,292	Micro Focus International PLC	20,799
1,261	Millennium & Copthorne Hotels PLC	11,516
7,523	Mitchells & Butlers PLC*	43,199
4,098	Mondi PLC	70,034
4,924	Next PLC	521,251
1,098	Northgate PLC	8,504
3,034	Ophir Energy PLC*	6,880
19,228	Pace PLC	107,915
2,348	Pennon Group PLC	32,802
43,743	Persimmon PLC	1,045,818
11,001	Petropavlovsk PLC*	3,330
4,583	Premier Oil PLC	13,385
918	Primary Health Properties PLC - REIT	5,140

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
3,569	QinetiQ Group PLC	$11,017
2,308	Quindell PLC[2]	2,391
4,341	Quintain Estates & Development PLC*	6,404
4,921	Reckitt Benckiser Group PLC	403,624
4,701	Rentokil Initial PLC	8,748
716	Restaurant Group PLC	7,268
841	Rightmove PLC	28,647
7,054	Rio Tinto PLC	328,309
1,793	Rockhopper Exploration PLC*2	2,093
22,444	Royal Dutch Shell PLC - A Shares	747,780
13,917	Royal Dutch Shell PLC - B Shares	483,329
15,400	Royal Mail PLC	100,600
1,809	RPS Group PLC	6,676
1,668	Safestore Holdings PLC - REIT	6,391
1,087	Savills PLC	11,242
2,731	Shaftesbury PLC - REIT*	34,153
3,532	Smith & Nephew PLC	61,236
1,351	Soco International PLC	5,981
5,759	Spirent Communications PLC	6,070
1,706	St. Modwen Properties PLC	10,233
4,406	Stagecoach Group PLC	27,878
1,832	SVG Capital PLC*	12,326
460	Synergy Health PLC	14,518
2,250	Synthomer PLC	7,840
3,106	TalkTalk Telecom Group PLC	15,157
14,908	Tate & Lyle PLC	140,798
23,337	Travis Perkins PLC	658,441
1,544	TUI Travel PLC	10,729
2,798	Unilever PLC	118,097
1,586	Unite Group PLC*	11,437
118,456	Vodafone Group PLC	434,141
4,135	Weir Group PLC	121,145
6,388	WH Smith PLC*	125,801
968	Workspace Group PLC - REIT	10,397
3,901	WS Atkins PLC	85,082
3,441	Xaar PLC	14,854
		17,649,460
	UNITED STATES – 29.5%
2,300	3M Co.	368,207
1,000	A Schulman, Inc.	38,260
800	Abbott Laboratories	35,608
10,600	AbbVie, Inc.	733,520
5,300	ACCO Brands Corp.*	46,428

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
7,000	Aetna, Inc.	$610,680
4,600	Akamai Technologies, Inc.*	297,206
2,600	Alaska Air Group, Inc.	153,478
500	Alexandria Real Estate Equities, Inc. - REIT	42,960
400	Alexion Pharmaceuticals, Inc.*	77,960
1,100	Allergan, Inc.	235,279
800	Alliant Techsystems, Inc.	90,944
5,700	Allstate Corp.	388,455
8,400	Altria Group, Inc.	422,184
600	AMERCO*	166,920
11,600	American Electric Power Co., Inc.	667,580
800	American Express Co.	73,936
3,700	American Realty Capital Properties, Inc. - REIT	34,780
5,000	American States Water Co.	174,450
2,100	American Tower Corp. - REIT	220,521
1,300	Ameriprise Financial, Inc.	171,301
2,100	Amgen, Inc.	347,151
4,600	Anadarko Petroleum Corp.	364,090
250	Andersons, Inc.	13,510
1,400	Anika Therapeutics, Inc.*	57,246
3,500	Annaly Capital Management, Inc. - REIT	40,320
5,500	Anthem Inc.*	703,505
3,200	Apollo Education Group, Inc.*	99,904
26,600	Apple, Inc.	3,163,538
1,400	ArcBest Corp.	60,788
24,200	Archer-Daniels-Midland Co.	1,274,856
900	Argan, Inc.	28,593
900	Arrowhead Research Corp.*	5,238
900	Arthur J. Gallagher & Co.	43,155
3,700	Assurant, Inc.	250,083
21,600	AT&T, Inc.	764,208
700	AvalonBay Communities, Inc. - REIT	112,553
400	AVANIR Pharmaceuticals, Inc. - Class A*	5,968
6,800	Avery Dennison Corp.	336,668
26,100	Bank of America Corp.	444,744
3,300	Bank of New York Mellon Corp.	132,099
5,900	Best Buy Co., Inc.	232,519
300	Bio-Techne Corp.	27,483
2,200	Biogen Idec, Inc.*	676,918
400	BlackRock, Inc.	143,632
1,500	Bloomin' Brands, Inc.*	34,155
900	Boeing Co.	120,924
6,100	Booz Allen Hamilton Holding Corp.	165,981
700	Boston Properties, Inc. - REIT	90,748

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
31,400	Broadcom Corp. - Class A	$1,354,282
700	Broadridge Financial Solutions, Inc.	31,703
18,400	Brocade Communications Systems, Inc.	208,104
900	Brown & Brown, Inc.	28,980
2,000	Brown Shoe Co., Inc.	65,520
8,300	Cambrex Corp.*	188,825
2,600	Capital One Financial Corp.	216,320
7,100	Cardinal Health, Inc.	583,549
1,600	CareFusion Corp.*	94,672
1,700	Celgene Corp.*	193,273
2,500	Century Aluminum Co.*	69,125
900	CF Industries Holdings, Inc.	241,335
3,600	Chevron Corp.	391,932
7,800	Chimera Investment Corp. - REIT[1]	26,364
42,487	China Security & Surveillance Technology, Inc.*	125,751
3,000	Chiquita Brands International, Inc.*1	43,380
100	Cigna Corp.	10,289
2,600	Cimarex Energy Co.	272,870
1,800	CIRCOR International, Inc.	120,510
9,600	Cisco Systems, Inc.	265,344
5,300	Citrix Systems, Inc.*	351,443
900	CME Group, Inc.	76,176
800	CNO Financial Group, Inc.	13,872
16,200	Coca-Cola Co.	726,246
1,400	Cognizant Technology Solutions Corp. - Class A*	75,586
1,500	Comcast Corp.	85,215
6,400	Comcast Corp. - Class A	365,056
4,800	Comerica, Inc.	223,728
7,400	Computer Sciences Corp.	469,012
1,400	Constant Contact, Inc.*	45,752
300	Cooper Cos., Inc.[1]	50,670
300	Core-Mark Holding Co., Inc.	18,033
1,500	Cousins Properties, Inc. - REIT	18,360
300	Crane Co.	17,709
1,167	Credit Acceptance Corp.*	174,758
1,800	Crown Castle International Corp. - REIT	149,562
800	CubeSmart - REIT	17,232
14,400	CVS Caremark Corp.	1,315,584
1,100	Deere & Co.	95,282
17,500	Delta Air Lines, Inc.	816,725
6,500	Depomed, Inc.*	100,685
400	DeVry Education Group, Inc.	19,544
2,300	DexCom, Inc.*	118,358
1,600	DIRECTV*	140,336

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
4,600	Discover Financial Services	$301,530
7,700	Dollar General Corp.*	513,898
2,100	Dollar Tree, Inc.*	143,556
900	Dow Chemical Co.	43,803
2,900	Dr. Pepper Snapple Group, Inc.	214,600
500	DST Systems, Inc.	49,625
2,900	DTE Energy Co.	236,234
2,000	Duke Energy Corp.	161,800
300	Dun & Bradstreet Corp.	38,085
2,000	Edison International	127,120
5,800	Edwards Lifesciences Corp.*	752,144
17,400	Electronic Arts, Inc.*	764,382
1,400	Eli Lilly & Co.	95,368
5,900	Emergent Biosolutions, Inc.*	146,674
2,100	Emerson Electric Co.	133,875
7,300	Emulex Corp.*	39,493
200	Enanta Pharmaceuticals, Inc.*	9,388
18,000	Entravision Communications Corp. - Class A	116,280
1,100	EOG Resources, Inc.	95,392
1,600	EPAM Systems, Inc.*	81,648
300	EPR Properties - REIT	16,797
1,300	Equity Lifestyle Properties, Inc. - REIT	64,493
1,200	Equity Residential - REIT	85,008
300	Essex Property Trust, Inc. - REIT[1]	60,723
7,800	Exelis, Inc.[1]	139,932
3,300	Extra Space Storage, Inc. - REIT	195,591
11,900	Exxon Mobil Corp.	1,077,426
15,800	Facebook, Inc. - Class A*	1,227,660
600	FedEx Corp.	106,908
4,200	Ferro Corp.*	54,054
10,700	Fidelity National Information Services, Inc.	654,733
1,500	First Solar, Inc.*	73,200
28,100	Forest Oil Corp.*1 2	16,017
20,200	General Electric Co.	535,098
2,300	General Growth Properties, Inc. - REIT	61,548
1,100	Gentiva Health Services, Inc.*1	21,351
16,500	Gilead Sciences, Inc.*	1,655,280
500	Global Cash Access Holdings, Inc.*	3,550
1,000	Google, Inc. - Class A*	549,080
1,100	Google, Inc. - Class C*	596,013
600	Greatbatch, Inc.*	29,742
800	Hanmi Financial Corp.	16,080
700	Hatteras Financial Corp. - REIT	13,412
1,600	HCP, Inc. - REIT	71,680

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
1,500	Health Care REIT, Inc. - REIT	$110,490
3,600	Health Net, Inc.*	184,968
2,200	HealthSouth Corp.	90,486
6,700	Hess Corp.	488,631
21,300	Hewlett-Packard Co.	831,978
10,100	Home Depot, Inc.	1,003,940
3,500	Honeywell International, Inc.	346,745
5,000	Horace Mann Educators Corp.	156,500
2,600	Host Hotels & Resorts, Inc. - REIT[1]	60,424
200	Howard Hughes Corp.*	29,208
5,700	Humana, Inc.	786,429
10,900	Huntington Bancshares, Inc.	110,199
200	Huntington Ingalls Industries, Inc.	21,794
400	Huntsman Corp.	10,208
500	IAC/InterActiveCorp	32,640
1,800	Ingram Micro, Inc. - Class A*	49,374
700	Ingredion, Inc.	58,261
4,700	Insight Enterprises, Inc.*	110,121
27,000	Intel Corp.	1,005,750
1,200	International Paper Co.	64,584
1,000	Invesco Mortgage Capital, Inc. - REIT	16,530
3,900	Investment Technology Group, Inc.*	77,025
600	ITT Corp.	24,840
16,000	Johnson & Johnson	1,732,000
300	Jones Lang LaSalle, Inc.	43,698
15,100	JPMorgan Chase & Co.	908,416
53,600	KeyCorp	723,600
600	Kforce, Inc.	14,004
4,600	Kimberly-Clark Corp.	536,314
1,600	Kimco Realty Corp. - REIT	40,720
1,400	Kroger Co.	83,776
3,600	Kulicke & Soffa Industries, Inc.*	50,328
1,100	L-3 Communications Holdings, Inc.	137,060
1,900	Lam Research Corp.	157,016
500	LaSalle Hotel Properties - REIT	20,185
12,900	Lattice Semiconductor Corp.*	84,495
1,900	Lear Corp.	182,229
600	Lincoln Electric Holdings, Inc.	43,224
600	Lockheed Martin Corp.	114,936
2,400	Loral Space & Communications, Inc.*	188,376
1,500	Lowe's Cos., Inc.	95,745
1,200	Macquarie Infrastructure Co. LLC	84,360
7,600	Macy's, Inc.	493,316
2,000	Manhattan Associates, Inc.*	79,120

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
8,000	Marathon Petroleum Corp.	$720,720
1,600	Materion Corp.	55,632
4,200	McKesson Corp.	885,192
300	Medifast, Inc.*	8,850
500	Medivation, Inc.*	57,945
8,100	Medtronic, Inc.	598,347
1,100	Mentor Graphics Corp.	24,431
26,600	Merck & Co., Inc.	1,606,640
10,800	Meritor, Inc.*	152,064
2,400	Methode Electronics, Inc.	93,000
5,600	MetLife, Inc.	311,416
2,700	MFA Financial, Inc. - REIT	22,626
28,000	Microsoft Corp.	1,338,680
1,700	Mondelez International, Inc. - Class A	66,640
1,400	Monster Beverage Corp.*	157,010
2,700	Monster Worldwide, Inc.*1	11,745
700	Motorcar Parts of America, Inc.*	23,625
900	MSCI, Inc.	43,524
400	Multimedia Games Holding Co., Inc.*	14,516
200	Myriad Genetics, Inc.*1 2	6,706
5,100	Navient Corp.	106,896
300	NCR Corp.*	8,895
2,800	Nelnet, Inc. - Class A	128,352
6,500	NetApp, Inc.	276,575
800	Netscout Systems, Inc.*	30,520
316	New Senior Investment Group, Inc. - REIT	5,574
316	Newcastle Investment Corp. - REIT[1]	1,552
1,400	Newmont Mining Corp.	25,760
4,400	News Corp.*	68,288
8,900	Northrop Grumman Corp.	1,254,277
13,800	NVIDIA Corp.	289,386
1,800	Occidental Petroleum Corp.	143,586
5,400	OmniVision Technologies, Inc.*	156,114
4,200	Oracle Corp.	178,122
11,500	OraSure Technologies, Inc.*	103,615
500	Owens-Illinois, Inc.*	12,820
800	Patrick Industries, Inc.*	35,672
4,400	PepsiCo, Inc.	440,440
44,685	Pfizer, Inc.	1,391,938
4,500	PharMerica Corp.*	98,145
6,800	Philip Morris International, Inc.	591,124
2,900	Phillips 66	211,758
6,300	Pilgrim's Pride Corp.*1 2	203,490
700	Piper Jaffray Cos.*	40,180

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
3,400	PNC Financial Services Group, Inc.	$297,398
2,100	Post Properties, Inc. - REIT	123,018
3,100	PPG Industries, Inc.	678,342
800	Primerica, Inc.	41,944
300	PrivateBancorp, Inc.	9,435
9,900	Procter & Gamble Co.	895,257
2,600	Prologis, Inc. - REIT	109,928
3,400	Prudential Financial, Inc.	288,932
800	Public Storage - REIT	150,104
9,300	Rackspace Hosting, Inc.*	426,963
5,900	Raytheon Co.	629,530
1,600	Reinsurance Group of America, Inc.	137,152
3,100	RF Micro Devices, Inc.*	45,291
21,400	Rite Aid Corp.*	117,272
900	Riverbed Technology, Inc.*	18,607
3,200	RLJ Lodging Trust - REIT	105,376
3,300	Sanmina Corp.*	81,180
1,400	Select Medical Holdings Corp.	20,202
200	ShoreTel, Inc.*	1,496
1,600	Simon Property Group, Inc. - REIT	289,280
900	Skechers U.S.A., Inc. - Class A*	55,269
3,300	Skyworks Solutions, Inc.	222,651
500	SL Green Realty Corp. - REIT	58,070
1,700	Sovran Self Storage, Inc. - REIT	144,534
3,400	Spansion, Inc. - Class A*	79,458
3,200	Spirit Aerosystems Holdings, Inc. - Class A*	137,952
100	Spirit Airlines, Inc.*	8,269
2,600	SPX Corp.	233,194
2,100	Stamps.com, Inc.*	99,225
1,000	Starwood Property Trust, Inc. - REIT	24,060
1,000	Starz - Class A*	32,990
1,000	Steel Dynamics, Inc.	22,540
3,100	Strategic Hotels & Resorts, Inc. - REIT*	41,168
1,200	Strayer Education, Inc.*	90,828
300	Summit Hotel Properties, Inc. - REIT	3,480
3,800	Super Micro Computer, Inc.*	126,464
6,500	Symetra Financial Corp.	147,290
300	Tech Data Corp.*	18,699
4,200	Texas Instruments, Inc.	228,564
1,600	The Geo Group Inc. - REIT	64,464
500	TIBCO Software, Inc.*	12,015
1,100	Time Warner Cable, Inc.	164,208
15,400	Time Warner, Inc.	1,310,848
300	Timken Co.	12,837

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
1,250	TimkenSteel Corp.	$44,525
7,200	Travelers Cos., Inc.	752,040
2,700	Tutor Perini Corp.*	68,175
29,200	Tyson Foods, Inc. - Class A	1,236,328
9,300	United Continental Holdings, Inc.*	569,439
1,000	United Therapeutics Corp.*	132,570
4,900	UnitedHealth Group, Inc.	483,287
2,800	Universal Insurance Holdings, Inc.	54,320
13,000	Unum Group	431,860
13,800	Vaalco Energy, Inc.*	79,074
19,400	Valero Energy Corp.	943,034
7,100	VASCO Data Security International, Inc.*	211,580
1,100	Ventas, Inc. - REIT	78,705
11,714	Verizon Communications, Inc.	592,333
3,600	Viacom, Inc. - Class B	272,268
200	Visteon Corp.*	19,600
11,200	Vonage Holdings Corp.*1	38,192
600	Vornado Realty Trust - REIT	66,936
4,200	Walgreen Co.*	288,162
3,500	Walt Disney Co.	323,785
500	Washington Prime Group, Inc. - REIT	8,615
1,300	Waste Management, Inc.	63,349
1,400	Webster Financial Corp.	44,058
29,100	Wells Fargo & Co.	1,585,368
9,400	Western Digital Corp.	970,738
2,000	Weyerhaeuser Co. - REIT	70,620
7,200	Yahoo!, Inc.*	372,528
400	Zebra Technologies Corp. - Class A*	29,260
		77,321,521
	TOTAL COMMON STOCK (Cost $194,916,073)	219,663,184

	MUTUAL FUND – 4.5%
	UNITED STATES – 4.5%
461,699	GMO Quality Fund - Class III	11,759,462

	TOTAL MUTUAL FUND (Cost $11,000,000)	11,759,462

	PREFERRED STOCK – 0.2%
	BRAZIL – 0.0%
10,125	Lojas Americanas S.A.	66,794

	GERMANY – 0.2%
1,146	Henkel A.G. & Co. KGaA	127,061

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	PREFERRED STOCK (Continued)
	GERMANY (Continued)
2,859	Porsche Automobil Holding S.E.	$249,110
		376,171
	ITALY – 0.0%
2,254	Unipol Gruppo Finanziario S.p.A.	10,654

	TOTAL PREFERRED STOCK (Cost $387,075)	453,619

Number of Contracts		Value

	PURCHASED OPTIONS – 0.2%
	PURCHASED CALL OPTIONS – 0.0%
	S&P 500 Index
92	Exercise Price: $2,200, Expiration Date: December 20, 2014	4,232
	S&P 500 Index - FLEX
95	Exercise Price: $2,160, Expiration Date: December 1, 2014	—
95	Exercise Price: $2,160, Expiration Date: December 3, 2014	7
94	Exercise Price: $2,170, Expiration Date: December 8, 2014	145
94	Exercise Price: $2,175, Expiration Date: December 10, 2014	205
94	Exercise Price: $2,170, Expiration Date: December 15, 2014	735
94	Exercise Price: $2,185, Expiration Date: December 17, 2014	628
92	Exercise Price: $2,205, Expiration Date: December 22, 2014	466
93	Exercise Price: $2,200, Expiration Date: December 24, 2014	2,790
	S&P 500 Index - Weekly
94	Exercise Price: $2,170, Expiration Date: December 5, 2014	1,410
94	Exercise Price: $2,175, Expiration Date: December 12, 2014	3,290
92	Exercise Price: $2,200, Expiration Date: December 26, 2014	3,680
		17,588
	PURCHASED PUT OPTIONS – 0.2%
	iShares MSCI EAFE Index Fund
950	Exercise Price: $61, Expiration Date: December 5, 2014	9,500
1,540	Exercise Price: $52, Expiration Date: December 20, 2014	4,620
950	Exercise Price: $59, Expiration Date: December 20, 2014	7,600
950	Exercise Price: $58, Expiration Date: January 2, 2015	19,000
3,108	Exercise Price: $57, Expiration Date: January 17, 2015	71,484
	iShares MSCI EAFE Index Fund - FLEX
1,505	Exercise Price: $55, Expiration Date: December 3, 2014	—
1,570	Exercise Price: $51, Expiration Date: December 10, 2014	38
1,511	Exercise Price: $55, Expiration Date: December 24, 2014	2,417
1,512	Exercise Price: $55, Expiration Date: January 2, 2015	4,525
1,507	Exercise Price: $55, Expiration Date: January 7, 2015	6,071
	iShares MSCI Emerging Markets Index Fund
1,555	Exercise Price: $34, Expiration Date: December 20, 2014	7,775
1,502	Exercise Price: $37, Expiration Date: January 17, 2015	24,032

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS (Continued)
	PURCHASED PUT OPTIONS (Continued)
1,494	Exercise Price: $37, Expiration Date: January 21, 2015	$23,904
	iShares MSCI Emerging Markets Index Fund - FLEX
1,505	Exercise Price: $36, Expiration Date: December 3, 2014	—
1,555	Exercise Price: $34, Expiration Date: December 10, 2014	23
1,512	Exercise Price: $36, Expiration Date: December 24, 2014	3,456
1,534	Exercise Price: $36, Expiration Date: January 2, 2015	5,447
1,534	Exercise Price: $36, Expiration Date: January 7, 2015	9,178
	iShares Russell 2000 Index Fund
431	Exercise Price: $94, Expiration Date: December 20, 2014	1,724
231	Exercise Price: $102, Expiration Date: January 17, 2015	9,471
	iShares Russell 2000 Index Fund - FLEX
435	Exercise Price: $94, Expiration Date: December 3, 2014	—
440	Exercise Price: $91, Expiration Date: December 10, 2014	46
340	Exercise Price: $98, Expiration Date: December 24, 2014	2,088
330	Exercise Price: $102, Expiration Date: January 2, 2015	7,149
330	Exercise Price: $103, Expiration Date: January 7, 2015	10,478
133	Exercise Price: $104, Expiration Date: January 21, 2015	6,251
	S&P 500 Index
51	Exercise Price: $1,690, Expiration Date: December 20, 2014	2,295
92	Exercise Price: $1,890, Expiration Date: December 20, 2014	13,800
50	Exercise Price: $1,855, Expiration Date: January 17, 2015	23,250
	S&P 500 Index - FLEX
95	Exercise Price: $1,815, Expiration Date: December 1, 2014	—
50	Exercise Price: $1,745, Expiration Date: December 3, 2014	2
95	Exercise Price: $1,820, Expiration Date: December 3, 2014	15
94	Exercise Price: $1,855, Expiration Date: December 8, 2014	1,261
52	Exercise Price: $1,620, Expiration Date: December 10, 2014	70
94	Exercise Price: $1,850, Expiration Date: December 10, 2014	2,713
94	Exercise Price: $1,840, Expiration Date: December 15, 2014	5,853
94	Exercise Price: $1,845, Expiration Date: December 17, 2014	9,029
92	Exercise Price: $1,890, Expiration Date: December 22, 2014	19,176
49	Exercise Price: $1,755, Expiration Date: December 24, 2014	3,745
93	Exercise Price: $1,890, Expiration Date: December 24, 2014	18,600
48	Exercise Price: $1,835, Expiration Date: January 7, 2015	12,803
50	Exercise Price: $1,875, Expiration Date: January 21, 2015	31,750
	S&P 500 Index - Weekly
94	Exercise Price: $1,845, Expiration Date: December 5, 2014	2,820
94	Exercise Price: $1,850, Expiration Date: December 12, 2014	7,990
92	Exercise Price: $1,890, Expiration Date: December 26, 2014	23,920
48	Exercise Price: $1,830, Expiration Date: January 2, 2015	11,520
		426,889
	TOTAL PURCHASED OPTIONS (Cost $1,266,148)	444,477

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	RIGHTS – 0.0%
27,743	CaixaBank S.A.*	$1,864
780	Harvey Norman Holdings Ltd.*	1,195

	TOTAL RIGHTS (Cost $—)	3,059

	SHORT-TERM INVESTMENTS – 11.3%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN – 1.0%
	Collateral pool allocation[3]	2,579,991

	MONEY MARKET FUNDS – 10.3%
27,045,157	JPMorgan Prime Money Market Fund - Agency Shares, 0.02%[1,4]	27,045,157

	TOTAL SHORT-TERM INVESTMENTS (Cost $29,625,148)	29,625,148

	WARRANT – 0.0%
8	Sun Hung Kai Properties Ltd.*	17

	TOTAL WARRANT (Cost $—)	17

	TOTAL INVESTMENTS – 100.1% (Cost $237,194,444)	261,948,966
	Liabilities less other assets – (0.1)%	(235,171)

	TOTAL NET ASSETS – 100.0%	$261,713,795

Number of Contracts		Value

	SHORT SECURITIES – (1.0)%
	WRITTEN OPTIONS – (1.0)%
	WRITTEN CALL OPTIONS – (0.8)%
	iShares MSCI EAFE Index Fund
(1,025)	Exercise Price: $64, Expiration Date: December 20, 2014	(58,425)
(1,025)	Exercise Price: $66, Expiration Date: December 20, 2014	(4,100)
(1,047)	Exercise Price: $65, Expiration Date: January 17, 2015	(39,786)
	iShares MSCI Emerging Markets Index Fund
(1,081)	Exercise Price: $44, Expiration Date: January 2, 2015	(16,215)
	iShares Russell 2000 Index Fund
(193)	Exercise Price: $117, Expiration Date: December 20, 2014	(34,933)
(193)	Exercise Price: $118, Expiration Date: December 20, 2014	(24,511)
(192)	Exercise Price: $116, Expiration Date: December 31, 2014	(49,920)
(193)	Exercise Price: $121, Expiration Date: January 17, 2015	(23,160)
(193)	Exercise Price: $122, Expiration Date: January 17, 2015	(14,089)
	S&P 500 Index
(92)	Exercise Price: $2,100, Expiration Date: December 20, 2014	(61,640)
(39)	Exercise Price: $2,085, Expiration Date: January 9, 2015	(80,730)

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Number of Contracts		Value

	SHORT SECURITIES (Continued)
	WRITTEN OPTIONS (Continued)
	WRITTEN CALL OPTIONS (Continued)
(121)	Exercise Price: $2,050, Expiration Date: January 17, 2015	$(532,400)
(7)	Exercise Price: $2,090, Expiration Date: January 17, 2015	(15,820)
	S&P 500 Index - FLEX
(95)	Exercise Price: $2,060, Expiration Date: December 1, 2014	(93,652)
(95)	Exercise Price: $2,060, Expiration Date: December 3, 2014	(121,717)
(94)	Exercise Price: $2,070, Expiration Date: December 8, 2014	(95,606)
(94)	Exercise Price: $2,075, Expiration Date: December 10, 2014	(89,183)
(94)	Exercise Price: $2,070, Expiration Date: December 15, 2014	(142,010)
(94)	Exercise Price: $2,085, Expiration Date: December 17, 2014	(95,170)
(92)	Exercise Price: $2,105, Expiration Date: December 22, 2014	(56,191)
(93)	Exercise Price: $2,100, Expiration Date: December 24, 2014	(63,240)
	S&P 500 Index - Weekly
(94)	Exercise Price: $2,070, Expiration Date: December 5, 2014	(91,180)
(94)	Exercise Price: $2,075, Expiration Date: December 12, 2014	(108,100)
(92)	Exercise Price: $2,100, Expiration Date: December 26, 2014	(77,740)
(39)	Exercise Price: $2,080, Expiration Date: December 31, 2014	(79,170)
(19)	Exercise Price: $2,115, Expiration Date: January 23, 2015	(26,315)
		(2,095,003)
	WRITTEN PUT OPTIONS – (0.2)%
	iShares MSCI EAFE Index Fund - FLEX
(2,059)	Exercise Price: $58, Expiration Date: January 21, 2015	(45,298)
	S&P 500 Index - FLEX
(95)	Exercise Price: $1,915, Expiration Date: December 1, 2014	—
(95)	Exercise Price: $1,920, Expiration Date: December 3, 2014	(161)
(94)	Exercise Price: $1,955, Expiration Date: December 8, 2014	(5,588)
(94)	Exercise Price: $1,950, Expiration Date: December 10, 2014	(9,756)
(94)	Exercise Price: $1,940, Expiration Date: December 15, 2014	(16,852)
(94)	Exercise Price: $1,945, Expiration Date: December 17, 2014	(24,747)
(92)	Exercise Price: $1,990, Expiration Date: December 22, 2014	(61,694)
(93)	Exercise Price: $1,990, Expiration Date: December 24, 2014	(53,940)
	S&P 500 Index - Weekly
(94)	Exercise Price: $1,945, Expiration Date: December 5, 2014	(7,802)
(94)	Exercise Price: $1,950, Expiration Date: December 12, 2014	(17,860)
(92)	Exercise Price: $1,990, Expiration Date: December 20, 2014	(57,040)
(92)	Exercise Price: $1,990, Expiration Date: December 26, 2014	(72,680)
		(373,418)
	TOTAL WRITTEN OPTIONS (Proceeds $2,139,647)	(2,468,421)

	TOTAL SHORT SECURITIES (Proceeds $2,139,647)	$(2,468,421)

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

*	Non-income producing security.
[1]	All or a portion of this security is held as collateral for securities sold short and futures contracts. At period end, the aggregate market value of those securities was $7,495,281.
[2]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.
[3]	At period end, the aggregate market value of those securities was $2,334,852.
[4]	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt
CA – Canada
FLEX – Flexible Exchange traded option, representing a customized option contract with negotiated contract terms.
GDR – Global Depository Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
As of November 30, 2014 (Unaudited)

Number of Contracts Long	Description	Expiration Date	Unrealized Appreciation (Depreciation)
287	E-Mini S&P 500 Index	December 2014	$(735,730)
27	Euro STOXX 50 Index	December 2014	(1,015)
1	Hang Seng Index	December 2014	424
39	MSCI Emerging Markets Mini Index	December 2014	179,093
8	S&P/TSX 60 Index	December 2014	(24,006)
7	SPI 200	December 2014	(10,522)
4	TOPIX Index	December 2014	31,662
			$(560,094)

See accompanying Notes to the Schedule of Investments.

Aspiriant Risk-Managed Global Equity Fund
Notes to the Schedule of Investments
November 30, 2014 (Unaudited)

1.	ORGANIZATION

Aspiriant Risk-Managed Global Equity Fund (the "Fund") is a series of Aspiriant Global Equity Trust (the "Trust"), which was organized on November 22, 2011, as a statutory trust under the laws of the State of Delaware. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The investment objective of the Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Fund seeks to achieve its investment goal by investing at least 80% of its net assets in the equity securities in companies of any market capitalization. The Fund holds a broad and diverse group of equity securities of companies in countries in developed and emerging markets. The Fund also invests in securities that provide exposure to equity securities.

Aspiriant, LLC (the "Adviser") serves as the investment adviser to the Fund. The Board of Trustees of the Trust (the "Board") has the overall responsibility for monitoring the operations of the Trust and the Fund, including the Adviser and sub-advisers.

The Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").

(a)	Securities Valuations

Securities are valued at market value as of the close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange ("NYSE") is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter ("OTC") market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Stock options and stock index options traded on national securities exchanges or on NASDAQ® are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities that mature in less than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days.

Aspiriant Risk-Managed Global Equity Fund
Notes to the Schedule of Investments - Continued
November 30, 2014 (Unaudited)

The values of securities held by the Fund are determined as of the time at which trading in such securities is completed each day. That time, in the case of foreign securities, generally occurs at various times before the close of the NYSE. Trading in securities listed on foreign securities exchanges will be valued at the last sale or, if no sales are reported, at the bid price as of the close of the exchange, subject to possible adjustment. Foreign currency exchange rates are generally determined at the close of the NYSE. Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.

The Board oversees the Trust's Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

(b)	Derivatives

i.	Written Options
Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
The premium amount and the number of option contracts written by the Fund during the period ended November 30 2014, were as follows:

Written Options	Number of Contracts	Premium Amount
Options outstanding at March 1, 2014	13,525	$2,202,280
Call options written	79,767	11,075,067
Put options written	10,570	5,491,465
Call options closed	(85,813)	(11,266,001)
Put options closed	(8,377)	(5,363,164)
Options outstanding at November 30, 2014	9,672	$2,139,647

Aspiriant Risk-Managed Global Equity Fund
Notes to the Schedule of Investments - Continued
November 30, 2014 (Unaudited)

ii.	Purchased Options

Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund's policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

The average number of purchased options contracts outstanding during the period ended November 30, 2014, which is indicative of the volume of this derivative type, was 29,129 contracts.

iii.	Stock Index Futures

The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract.

Aspiriant Risk-Managed Global Equity Fund
Notes to the Schedule of Investments - Continued
November 30, 2014 (Unaudited)

(c)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

•	Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of November 30, 2014, in valuing the Fund's assets:

Assets	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$-	$5,510,699	$-	$5,510,699
Austria	-	115,877	-	115,877
Belgium	-	1,647,707	-	1,647,707
Bermuda	3,498,498	1,074,028	-	4,572,526
Brazil	5,011,443	-	-	5,011,443
Canada	8,391,031	85,581	-	8,476,612
Cayman Islands	166,595	873,357	-	1,039,952
Chile	2,632,449	-	-	2,632,449
China	-	566,515	-	566,515
Curacao	106,096	-	-	106,096
Denmark	-	2,125,737	-	2,125,737
Finland	-	1,560,838	-	1,560,838
France	-	6,978,010	-	6,978,010
Germany	-	6,490,021	-	6,490,021
Guernsey	-	11,219	-	11,219
Hong Kong	-	1,799,659	-	1,799,659
India	256,916	-	-	256,916
Indonesia	-	1,235,694	-	1,235,694
Ireland	328,887	205,083	-	533,970
Isle of Man	-	135,433	-	135,433
Israel	-	179,593	-	179,593
Italy	-	2,239,040	-	2,239,040
Japan	-	19,869,095	-	19,869,095
Jersey	153,195	325,858	-	479,053
Liberia	250,716	-		250,716
Luxembourg	-	45,123	-	45,123
Malaysia	-	5,805,057	-	5,805,057
Malta	-	119,987	-	119,987
Mexico	2,614,798	-	-	2,614,798
Netherlands	1,111,926	3,100,142	-	4,212,068
Norway	-	376,654	-	376,654
Poland	-	1,690,351	-	1,690,351
Puerto Rico	120,768	-	-	120,768
Singapore	1,486,965	1,066,358	-	2,553,323
South Africa	-	6,361,469	-	6,361,469
South Korea	-	5,102,007	-	5,102,007
Spain	-	3,670,367	-	3,670,367
Sweden	-	2,814,287	-	2,814,287
Switzerland	654,510	7,666,537	-	8,321,047
Taiwan	370,826	4,512,197	-	4,883,023
Thailand	-	1,439,006	-	1,439,006
Turkey	-	737,998	-	737,998
United Kingdom	453,465	17,195,995	-	17,649,460
United States	77,195,770	125,751	-	77,321,521
Mutual Fund	11,759,462	-	-	11,759,462
Preferred Stock
Brazil	66,794	-	-	66,794
Germany	-	376,171	-	376,171
Italy	-	10,654	-	10,654
Purchased Call Options	12,612	4,976	-	17,588
Purchased Put Options	264,705	162,184	-	426,889
Rights	-	3,059		3,059
Short-Term Investments	27,045,157	2,579,991	-	29,625,148
Warrants	-	17	-	17
Total Assets	$143,953,584	$117,995,382	$-	$261,948,966

Aspiriant Risk-Managed Global Equity Fund
Notes to the Schedule of Investments - Continued
November 30, 2014 (Unaudited)

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(1,338,234)	$(756,769)	$-	$(2,095,003)
Written Put Options	(155,382)	(218,036)	-	(373,418)
Total Liabilities	$(1,493,616)	$(974,805)	$-	$(2,468,421)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$(560,094)	$-	$-	$(560,094)

As of November 30, 2014, the Fund did not hold any Level 3 securities.  Transfers into and out of all Levels are represented by their balances as of the end of the reporting period.  For the period ended November 30, 2014, there were no transfers among Levels.

1.	Federal Income Taxes

At November 30, 2014, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$237,194,971

Gross unrealized appreciation	$32,674,991
Gross unrealized depreciation	(7,920,996)

Net unrealized appreciation on investments	$24,753,995

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2.  Controls and Procedures.

a.)
The Registrant's principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") 17 CFR 270.30a-3(c))) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 193417 CFR 240.13a-15(b) or 240.15d-15(b)).  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

b.)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Global Equity Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	January 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	January 23, 2015

By	/s/ Hilarie C. Green
Title	Hilarie C. Green, Treasurer and Principal Financial Officer

Date	January 23, 2015